Common Stock and Warrants	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Common Stock and Warrants
9.	Common Stock and Warrants
Prior to the Business Combination, Legacy Grove had one class of authorized common stock (Class B common stock). The outstanding shares of Legacy Grove common stock is presented on the consolidated balance sheet and on the statements of convertible preferred stock, contingently redeemable convertible common stock and stockholders’ deficit for the year ended December 31, 2021.
Merger Transaction
On the Closing Date and in accordance with the terms and subject to the conditions of the Business Combination, each common stock, par value $0.0001 per share (other than Backstop Tranche 1 Shares), preferred stock, outstanding options (whether vested or unvested), restricted stock units (whether vested or unvested) and warrants of Legacy Grove was canceled and converted into a comparable number of awards (i) that consisted of either the rights to receive or acquire shares of the Company’s Class B common stock, par value $0.0001 per share, as determined by the exchange ratio, and (ii) the right to receive a number of the Company’s
Earn-Out
shares. Each Backstop Tranche 1 Shares issued to the Backstop Investor pursuant to the Backstop Subscription Agreement was canceled and converted into the right to receive a number of shares of the Company’s Class B common stock equal to the exchange ratio, which were immediately exchanged on a one-for-one
basis for shares of the Company’s Class A common stock). The exchange ratio is approximately 1.1760.
On June 16, 2022, in connection with the closing of the Business Combination, the Company amended and restated its certificate of incorporation to authorize 900,000,000 shares, consisting of (a) 800,000,000 shares of common stock, including (i) 600,000,000 shares of Class A common stock, and (ii) 200,000,000 shares of Class B common stock, and (b) 100,000,000 shares of preferred stock.

The
rights
of the holders of Class A common stock and Class B common stock are identical, except with respect to number of voting rights. Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to ten votes per share. Each share of Class B common stock is convertible into one share of Class A common stock any time at the option of the holder, and is automatically converted into one share of Class A common stock upon transfer (except for certain permitted transfers). Once converted into Class A common stock, the Class B common stock will not be reissued. The Company’s Board of Directors has the authority to issue shares of the Preferred Stock in one or more series and to determine the voting rights, designations, powers, preferences, other rights and restrictions of each such series of shares. As of June 30, 2022, no shares of preferred stock were issued and outstanding.
Class A Common Stock Warrants
As the accounting acquirer, Grove Collaborative, Inc. is deemed to have assumed 6,700,000 Private Placement Warrants for Class A common stock that were held by Virgin Group Acquisition Sponsor II LLC (the “Sponsor”) at an exercise price of $11.50 and 8,050,000 Class A common stock Public Warrants that were held by VGAC II’s shareholders at an exercise price of $11.50. The warrants will expire on July 16, 2027, or earlier upon redemption or liquidation.
Subsequent to the Closing of the Business Combination, the Private Placement and Public Warrants for shares of Class A common stock meet liability classification requirements since the warrants may be required to be settled in cash under a tender offer. In addition, Private Placement warrants are potentially subject to a different settlement amount as a result of being held by the Sponsor which precludes the private placement warrants from

being considered indexed to the entity’s own stock. Therefore, these warrants are classified as liabilities on the condensed consolidated balance sheets and amounted to $
76.7
 million as of June 30, 2022.
As of June 30, 2022, the following Warrants were outstanding:

Warrant Type	Shares	Exercise Price
Public Warrants	8,050,000	$11.50
Private Placement Warrants	6,700,000	$11.50
Public Warrants
The Public Warrants become exercisable into shares of Class A common stock commencing on July 16, 2022 and expire on July 16, 2027, or earlier upon redemption or liquidation. At closing, the Company assumed 8,050,000 public warrants. Each warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to certain adjustments.
The Company may redeem, with 30 days written notice, each whole outstanding Public Warrant for cash at a price of $0.01 per warrant if the Reference Value equals or exceeds $18.00 per share, subject to certain adjustments. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the Redemption Period at $11.50 per share, subject to certain adjustments. If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”, as described in the warrant agreement. For purposes of the redemption, “Reference Value” shall mean the last reported sales price of the Company’s Class A common stock for any twenty trading days within the thirty trading-day
period ending on the third trading day prior to the date on which notice of the redemption is given.
Private Placement Warrants
The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, then such warrants will be redeemable by the Company and exercisable by the warrant holders on the same basis as the Public Warrants. At Closing, the Company assumed 6,700,000 Private Placement Warrants.
Reserved for Issuance
The Company has the following shares of common stock reserved for future issuance, on an as-if
converted basis:

	June 30, 2022		December 31, 2021
	Class A Common Stock	Class B Common Stock	Class A Common Stock	Class B Common Stock
Convertible preferred stock	—	—	—	115,287,015
Convertible preferred stock warrants	—	—	—	735,760
Private Placement Warrants	6,700,000	—	—	—
Public Warrants	8,050,000	—	—	—
Backstop Warrants	3,875,028	—	—	—
Common Stock Warrants	—	923,857	—	688,349
Outstanding Stock Options	9,323,547	15,312,140	—	27,882,520
Outstanding Restricted Stock Units	4,517,208	1,184,158	—	1,777,183
Remaining Shares available for issuance under 2016 Equity Incentive Plan	—	—	—	1,070,974
Remaining Shares available for issuance under 2022 Equity Incentive Plan	24,544,031	—	—	—
Shares available for issuance under 2022 Employee Stock Purchase Plan	3,274,070	—	—	—

Total shares of common stock reserved	60,283,884	17,420,155	—	147,441,801